NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)
Notes and other explanatory information [abstract]
Right-of-use assets	$ 258	¥ 1,781	¥ 102
Lease liabilities	$ 258		¥ 102	¥ 1,781